Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of Value Edge Research Services Private Limited (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Jun. 14, 2016
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 130,811	$ 135,186	$ 135,186
Value Edge Research Services Private Limited [member]
Disclosure of detailed information about business combination [line items]
Cash				$ 432
Trade receivables				370
Unbilled revenue				706
Investments				87
Prepayments and other current assets				99
Property and equipment				78
Deferred tax asset				49
Non-current assets				74
Current liabilities				(1,236)
Non-current liabilities				(126)
Deferred tax liability				(2,281)
Net assets acquired				4,854
Less: Purchase consideration				18,265
Goodwill on acquisition				13,411
Value Edge Research Services Private Limited [member] | Software [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				10
Value Edge Research Services Private Limited [member] | Customer contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				701
Value Edge Research Services Private Limited [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				1,894
Value Edge Research Services Private Limited [member] | Trade names [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				104
Value Edge Research Services Private Limited [member] | Covenant not-to-compete [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				2,655
Value Edge Research Services Private Limited [member] | Technology [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 1,238